INCOME TAX (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal statutory rate	(21.00%)	(21.00%)
State income tax rate	(6.00%)	(6.00%)
Change in valuation allowance	27.00%	27.00%
Total	0.00%	0.00%